Revenue and cost of goods sold - Cost of goods sold (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue and cost of goods sold
Purchases of goods and services	€ 2,953	€ 4,089	€ 1,686
Inventory movement	(1,401)	(2,433)	(536)
Total cost of goods sold	€ 1,552	€ 1,656	€ 1,150